SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets
Operating lease right-of-use assets		$ 10,219
Property and equipment
Asset retirement obligation	94,696	162,033
Intangible assets	118,301	31,453
Provision for compensated absences	53,475	56,934
Net operating losses	1,129,391	570,859
Business tax	4,712	42,704
Others	155,539	140,477
Total deferred tax assets	1,556,114	1,014,679
Deferred income tax liabilities
Property and equipment	(2,315)	(67,470)
Others	(126,091)	(89,563)
Total deferred tax liabilities	(128,406)	(157,033)
Deferred tax assets, net	$ 1,427,708	$ 857,646